Hewitt Series Trust

PERFORMANCE AS OF 12/31/00                                      Thirty-Day Yield
--------------------------------------------------------------------------------

Hewitt Money Market Fund                                                   5.34%
Hewitt Institutional Money Market Fund                                     5.03%

The thirty-day yield is an annualized yield for the period from December 1, 2000 to December 31, 2000. "Annualized yield" refers to the interest you would earn if you held a share of the Fund for one year, the yield is prorated if you hold a share for a shorter period of time. The yield reflects fluctuations in interest rates on the Funds' investments and expenses for the Funds' administration and management.

The Hewitt Money Market Fund and the Hewitt Institutional Money Market Fund (the "Funds") invest in the Money Market Master Portfolio (the "Master Portfolio")
(1) which invests in high quality, short-term government and corporate debt. The year 2000 was marked with unusual market conditions which allowed the Master Portfolio a number of opportunities to benefit. For the year, the Master Portfolio's benchmark, the Money Fund Report All-Taxable Average, yielded 5.86%.

During the first half of the year, the US economy showed continued signs of strong growth. In response, the Federal Reserve Board (the "Fed") raised rates three times, an increase that totaled 100 basis points (1.00%). During this time, the Master Portfolio invested a significant portion of its assets in one- and three-month paper. However, as a hedge against a slowing economy, a small portion of the Master Portfolio was invested in one-year securities.

Prior to the May Federal Open Market Committee meeting, fears of aggressive tightening by the Fed led to a steepening of the yield curve that exceeded our expectations of Fed actions. In response to these unusual market conditions, the Master Portfolio took the opportunity to purchase additional one-year securities at a significantly inflated yield. Following the May rate hike, the Master Portfolio seized another opportunity, extended heavily in the three- and six month sector as the higher yields on short-term debt reflected the possibility of two further rate increases in the second half of 2000. The Funds benefited from these moves, outperforming many of its peers.

Strong economic signs continued into the second half of the year. Amid rising oil prices and a tight labor market, the Fed retained its "inflation risk" bias. Accordingly, the Master Portfolio purchased securities that would compensate for a potential rate increase and mature within three months. The market's perception about potential risk to the US economy shifted as the sustainability of the economic growth cycle appeared less likely, and a portion of the Master Portfolio was then extended into the six-month sector.

Year-end financing uncertainties then led to higher yields on assets purchased to mature in the first quarter of 2001. The Master Portfolio benefited from this opportunity by purchasing securities with this "year-end premium" early in the fourth quarter cycle. This not only helped to extend the premium over the entire quarter, but also proved advantageous when the curve began inverting. After a series of weak retail sales, productivity, manufacturing, and consumer confidence reports, coupled with low core inflation, the Federal Reserve Board moved from its previous bias toward "inflation" to a basis toward "recession". The year ended with a 6.5% federal funds rate, a 6.0% discount rate, and a projected 2.2% fourth quarter growth rate.

Moving into the new millennium, we continue to monitor economic conditions, the political landscape, and corporate credit quality. As a hedge against near-term recession (e.g., a "hard landing"), we will continue to seek lengthening opportunities while providing adequate liquidity and minimal credit risk.

(1) The Funds are "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder funds, which are offered to the public, hold interests in the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors (BGFA) is the investment advisor for the Master Portfolio.

                               HEWITT SERIES TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2000

                                          Hewitt Money  Hewitt Institutional
                                          Market Fund    Money Market Fund
                                          ------------  --------------------

ASSETS
Investments:
In Money Market Master Portfolio
  ("Master Portfolio"), at market value
  (Note 1)..............................  $57,898,475       $100,055,549
Receivables:
    Due from Hewitt Money Market Fund...           --             47,372
    Due from Hewitt Associates LLC
      (Note 2)..........................       23,110             58,492
    Capital shares sold.................           --          3,602,400
Other assets............................       43,424                 --
Prepaid expenses........................           --             24,552
                                          -----------       ------------
Total Assets............................   57,965,009        103,788,365
                                          -----------       ------------
LIABILITIES
Payables:
    Due to Hewitt Institutional Money
      Market Fund.......................       47,372                 --
    Capital shares redeemed.............           --             61,729
    Due to Trustees.....................           --              5,700
Accrued expenses........................       52,575             64,995
                                          -----------       ------------
Total Liabilities.......................       99,947            132,424
                                          -----------       ------------
NET ASSETS..............................   57,865,062        103,655,941
                                          ===========       ============
Net assets consist of:
    Paid-in capital.....................   57,890,662        103,627,514
    Undistributed (distributions in
      excess of) net investment income..      (25,600)            28,446
    Undistributed net realized loss on
      investments.......................           --                (19)
                                          -----------       ------------
NET ASSETS..............................  $57,865,062       $103,655,941
                                          ===========       ============
Shares outstanding......................   57,890,662          1,029,512
                                          ===========       ============
Net asset value and offering price per
  share.................................  $      1.00       $     100.68
                                          ===========       ============


   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST

                            STATEMENTS OF OPERATIONS

                                                           Hewitt Money
                                                            Market Fund            Hewitt Institutional
                                                  -------------------------------   Money Market Fund
                                                  For the period December 4, 2000  --------------------
                                                   (commencement of operations)     For the Year Ended
                                                       to December 31, 2000         December 31, 2000
                                                  -------------------------------  --------------------
NET INVESTMENT INCOME ALLOCATED FROM
  MASTER PORTFOLIO
    Interest .................................               $   264,612               $ 8,735,724
    Expenses .................................                    (3,995)                 (134,539)
                                                             -----------               -----------
Net Investment income allocated from
  Master Portfolio ...........................                   260,617                 8,601,185
                                                             -----------               -----------
FUND EXPENSES (Note 2)
    Administration fees--Single class fund ...                        --                    51,651
    Administration fees--Administrative
      Shares .................................                        --                    82,782
    Advisory and administrative fees .........                    12,286                        --
    Shareholder servicing fees--Single
      class fund .............................                    10,238                        --
    Shareholder servicing fees--Single
      class fund .............................                        --                   131,443
    Shareholder servicing
      fees--Administrative Shares ............                        --                   165,564
    Distribution costs--Single class
      fund ...................................                    10,238                        --
    Distribution costs--Administrative
      Shares .................................                        --                   131,443
    Fund accounting & transfer agent
      fees ...................................                     6,250                    77,296
    Legal fees ...............................                        --                    24,862
    Audit fees ...............................                    12,000                    13,922
    Printing costs ...........................                     1,563                    39,779
    Registration costs .......................                        --                    64,816
    Trustee fees .............................                        --                    23,703
    Other expenses ...........................                     3,948                     2,206
                                                             -----------               -----------
Total fund expenses ..........................                    56,523                   809,467
                                                             -----------               -----------
Less:
    Fees reimbursed by Hewitt Associates
      LLC (Note 2) ...........................                   (23,110)                 (184,962)
                                                             -----------               -----------
Total Net Expenses ...........................                    33,413                   624,505
                                                             -----------               -----------
NET INVESTMENT INCOME ........................                   227,204                 7,976,680
                                                             -----------               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM MASTER
  PORTFOLIO
    Net realized gain ........................                        --                        10
                                                             -----------               -----------
Net gain on investments ......................                        --                        10
                                                             -----------               -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ............................               $   227,204               $ 7,976,690
                                                             ===========               ===========

  The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

                                Hewitt Money Market Fund
                                ------------------------                           Hewitt Institutional
                                     For the Period                                 Money Market Fund
                                    December 4, 2000      ----------------------------------------------------------------------
                                    (commencement of           For the              For the                    For the
                                     operations) to          Year Ended           Period Ended              Period Ended
                                   December 31, 2000      December 31, 2000    December 31, 1999*        February 29, 1999**
                                ------------------------  -----------------  ----------------------  ---------------------------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net investment income.......        $   227,204           $  7,976,680          $ 2,930,732             $        540,646
  Net realized gain...........                 --                     10                  161                            0
                                      -----------           ------------          -----------             ----------------
Net increase in net assets
  resulting from operations...            227,204              7,976,690            2,930,893                      540,646
                                      -----------           ------------          -----------             ----------------
Distributions to shareholders:
  From net investment
    income....................
    Single class fund.........           (252,804)                    --                   --                           --
    Administrative Shares +...                 --             (2,929,012)          (1,894,788)                    (423,411)
    Institutional Shares......                 --             (5,019,222)          (1,035,944)                    (117,235)
  From net realized gain on
    sale of investments
    Administrative Shares +...                 --                     --                 (128)                          --
    Institutional Shares......                 --                     --                  (62)                          --
                                      -----------           ------------          -----------             ----------------
Total distributions to
  shareholders................           (252,804)            (7,948,234)          (2,930,922)                    (540,646)
                                      -----------           ------------          -----------             ----------------
Capital share transactions:
  Net capital share
    transactions (Note 3).....         57,890,662              6,240,922           40,521,427                   56,865,165
                                      -----------           ------------          -----------             ----------------
Net increase in net assets
  resulting from capital share
  transactions................         57,890,662              6,240,922           40,521,427                   56,865,165
                                      -----------           ------------          -----------             ----------------
Increase in net assets........         57,865,062              6,269,378           40,521,398                   56,865,165
NET ASSETS:
Beginning of year.............                 --             97,386,563           56,865,165                            0
                                      -----------           ------------          -----------             ----------------
End of year...................        $57,865,062           $103,655,941          $97,386,563             $     56,865,165
                                      ===========           ============          ===========             ================
Undistributed (distributions
  in excess of) net investment
  income included in net
  assets at end of period.....        $   (25,600)          $     28,446          $        --             $             --
                                      ===========           ============          ===========             ================

_____________
 * For the ten months ended December 31, 1999. The Institutional Money Market Fund changed its fiscal year end from February 28 to December 31.
** For the period from October 1, 1998 (commencement of operations) to February 28, 1999.
 +  Administrative Class shares ceased offering December 1, 2000.

  The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST

                             FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period

                           HEWITT MONEY MARKET FUND

                                                       Period From
                                                      Dec. 4, 2000
                                                      (Commencement
                                                    of Operations) to
                                                      Dec. 31, 2000
                                                    -----------------
Net asset value, beginning of period..............       $  1.00
                                                         -------
Income from investment operations:
    Net investment income.........................          0.00*
                                                         -------
Total from investment operations..................          0.00
                                                         -------
Less distributions:
    From net investment income....................          0.00*
                                                         -------
Total distributions...............................          0.00
                                                         -------
Net asset value, end of period....................       $  1.00
                                                         =======
Total return**....................................          0.47%
                                                         =======
Ratios/Supplemental data:
    Net assets, end of period (000s)..............       $57,865
    Ratio of expenses to average net
      assets(1)***................................          0.95%
    Ratio of net investment income to average net
      assets(2)***................................          5.77%
__________________________________________________________________
(1) Ratio of expenses to average net assets prior
    to waived fees and reimbursed expenses***.....          1.54%
(2) Ratio of net investment income (loss) to
    average net assets prior to waived fees and
    reimbursed expenses***........................          5.18%
__________________________________________________________________

  * Rounds to less than $0.01.
 ** Not annualized.
*** Annualized.



   The accompanying notes are an integral part of these financial statements.

                               HEWITT SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                     HEWITT INSTITUTIONAL MONEY MARKET FUND

                                                         Year Ended             Period Ended           Period Ended
                                                      Dec. 31, 2000+++       Dec. 31, 1999*+++       Feb. 28, 1999**+++
                                                      ----------------       -----------------       ------------------
Net asset value, beginning of period ..............   $       100.52         $      100.30           $      100.00
                                                      --------------         -------------           -------------
Income from investment operations:
    Net investment income .........................             5.73                  3.90                    1.97
    Net realized and unrealized gain on investments             0.13                  0.22                      --
                                                      --------------         -------------           -------------
Total from investment operations ..................             5.86                  4.12                    1.97
                                                      --------------         -------------           -------------
Less distributions:
    From net investment income ....................            (5.70)                (3.90)                  (1.67)
    From net realized gain ........................               --                 (0.00)***                  --
                                                      --------------         -------------           -------------
Total distributions ...............................            (5.70)                (3.90)                  (1.67)
                                                      --------------         -------------           -------------
Net asset value, end of period ....................   $       100.68         $      100.52           $      100.30
                                                      ==============         =============           =============
Total return ......................................             6.12%                 4.18%+                  1.98%+
                                                      ==============         =============           =============
Ratios/Supplemental data:
    Net assets, end of period (000s) ..............   $      103,656         $      43,068           $      10,949
    Ratio of expenses to average net assets(1) ....             0.45%                 0.44%++                 0.45%++
    Ratio of net investment income to average net
      assets(2) ...................................             6.05%                 5.03%++                 4.86%++
___________________________________________________________________________________________________________________
(1) Ratio of expenses to average net assets
    prior to waived fees and reimbursed
    expenses ......................................             0.59%                 0.72%++                 1.62%++
(2) Ratio of net investment income (loss)
    to average net assets prior to waived
    fees and reimbursed expenses ..................             5.91%                 4.75%++                 3.69%++
__________________________________________________________________________________________________________________

  * For the ten months ended December 31, 1999. The Fund changed its fiscal year from February 28 to December 31.
 ** For the period from October 1, 1998 (commencement of operations) to February 28, 1999.
***  Rounds to less than $0.01.
  +  Not annualized.
 ++  Annualized.
+++  Institutional Class Shares.




  The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS


1. Summary of Significant Accounting Policies

     Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund (formerly, Hewitt Money Market Fund), (the "Institutional Money Market Fund"), (each a "Fund", collectively, the "Funds") are diversified series of Hewitt Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998.

     Money Market Fund commenced operations on December 4, 2000.

     Institutional Money Market Fund ceased offering Administrative Class shares on December 1, 2000. On December 4, 2000, all Administrative Class shares were redeemed and shareholders of these shares reinvested proceeds into the Money Market Fund.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

     Each Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Funds. The value of each Fund's investment in the Master Portfolio reflects each Fund's interest in the net assets of the Master Portfolio (11.28% and 19.49% for the Money Market Fund and the Institutional Money Market Fund, respectively as of December 31, 2000).

     The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Security Transactions and Income Recognition

     Each Fund records daily, its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

     The performance of each Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

Federal Income Taxes

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that each Fund continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies, and to distribute

                              HEWITT SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS--Continued


substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2000.

Dividends and Distributions to Shareholders

     Dividends to shareholders from net investment income of each Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2. Agreement and Other Transactions with Affiliates

     Hewitt Associates LLC ("Hewitt Associates") provides advisory and administrative services to the Money Market Fund. For these services, the Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.30% of the Money Market Fund's average daily net assets. Hewitt Associates has agreed to waive its fees or absorb expenses of the Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Money Market Fund, on an annual basis, does not exceed 0.95% of the average daily net assets of the Money Market Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the period ended December 31, 2000, Hewitt Associates reimbursed the Money Market Fund $23,110 for expenses related to this agreement.

     Hewitt Associates provides administrative services to the Institutional Money Market Fund. Hewitt Associates does not receive a fee for these services. Prior to December 4, 2000, Hewitt Associates received an administration fee calculated on an annual rate of 0.10% of the Institutional Money Market Fund's average daily net assets. Hewitt Associates has agreed to absorb expenses of the Institutional Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Institutional Money Market Fund, on an annual basis, does not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund. This agreement expires on August 23, 2002, and may not be modified or terminated without approval of the Board of Trustees of the Trust. For the year ended December 31, 2000, Hewitt Associates reimbursed the Institutional Money Market Fund $184,962 for expenses related to this agreement.

     Hewitt Financial Services LLC ("Hewitt Services") serves as the Distributor of the Money Market Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to pay expenses relating to the distribution of the Money Market Fund's shares. Under the plan, the Money Market Fund pays a fee to Hewitt Services, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

     Hewitt Services also serves as the Shareholder Servicing Agent for the Money Market Fund. As Shareholder Servicing Agent, Hewitt Services is responsible for maintaining records showing the number of shares owned by investors who have purchased shares through Hewitt Services. In addition, Hewitt Services sends all shareholder communications relating to the Money Market Fund to shareholders or arranges for these materials to be sent. For these services, the Money Market Fund pays Hewitt Services a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

     Hewitt Associates also serves as the Shareholder Servicing Agent for the Institutional Money Market Fund. As Shareholder Servicing Agent, Hewitt Associates is responsible for receiving on behalf of the Transfer Agent orders

                              HEWITT SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS--Continued


by employee benefit plans to purchase and redeem shares. Hewitt Associates is also responsible for maintaining records showing the number of Institutional Money Market Shares allocable to individual participant accounts in those plans. In addition, Hewitt Associates sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of average daily net assets of the Institutional Money Market Fund.

     The Funds also reimburse each Shareholder Servicing Agent for certain out-of-pocket expenses.

3. Capital Share Transactions

     As of December 31, 2000, there was an unlimited number of shares of $0.001 par value capital stock authorized by each Fund. Transactions in capital shares for each Fund is as follows:

Hewitt Money Market Fund

                                                                                       Period from December 4, 2000
                                                                                       (Commencement of operations)
                                                                                          to December 31, 2000
                                                                                       ----------------------------
                                                                                         Shares          Amount
                                                                                       ------------  --------------
Proceeds from shares sold.............................................................  60,125,957     $60,125,957
Net asset value of shares issued in reinvestment of dividends and distributions.......     252,804         252,804
Cost of shares redeemed...............................................................  (2,488,099)     (2,488,099)
                                                                                       -----------     -----------
Net increase resulting from capital share transactions................................  57,890,662     $57,890,662
                                                                                       ===========     ===========

Hewitt Institutional Money Market Fund


                                         For the Year Ended       For the Period Ended       For the Period Ended
                                          December 31, 2000        December 31, 1999*        February 29, 1999**
                                      -------------------------  ------------------------  ------------------------
Administrative Shares+                  Shares       Amount        Shares      Amount       Shares        Amount
----------------------                ----------  -------------  ----------  ------------  ----------  ------------
Proceeds from shares sold..........   1,577,223   $ 158,161,559   938,431    $ 94,041,302   595,438    $ 59,583,039
Net asset value of shares issued
   in reinvestment of dividends
   and distributions...............      26,943       2,695,925    18,944       1,894,916     4,231         423,168
Cost of shares redeemed............  (2,147,078)   (215,204,333) (873,524)    (87,533,582) (140,608)    (14,090,428)
                                     ----------   -------------  --------    ------------  --------    ------------
Net increase resulting from
   capital share transactions......    (542,912)  $ (54,346,849)   83,851    $  8,402,636   459,061    $ 45,915,779
                                     ==========   =============  ========    ============  ========    ============

                              HEWITT SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS--Continued


                                         For the year Ended       For the Period Ended       For the Period Ended
                                          December 31, 2000        December 31, 1999*        February 29, 1999**
                                      -------------------------  ------------------------  ------------------------
Institutional Shares+                  Shares       Amount        Shares      Amount       Shares        Amount
---------------------                 ----------  -------------  ----------  ------------  ----------  ------------
Proceeds from shares sold...........  3,632,159   $366,426,633   1,031,069   $103,707,117   191,080    $19,171,866
Net asset value of shares issued
   in reinvestment of dividends
   and distributions................     49,859      5,019,222      10,318      1,036,006     1,169        117,140
Cost of shares redeemed............. (3,080,954)  (310,858,084)   (722,108)   (72,624,332)  (83,080)    (8,339,620)
                                     ----------   ------------   ---------   ------------  --------    -----------
Net increase resulting from
   capital share transactions.......    601,064   $ 60,587,771     319,279   $ 32,118,791   109,169    $10,949,386
                                     ==========   ============   =========   ============  ========    ===========

___________
  * For the ten months ended December 31, 1999. The Institutional Money Market Fund changed its fiscal year end from February 28 to December 31.
 ** For the period from October 1, 1998 (commencement of operations) to February 28, 1999.
  +  Administrative Class shares ceased offering on December 1, 2000.

4. Change in Accounting Policy

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Funds' financial statements. These changes are not expected to have any material impact on the net assets of the Funds.

Independent Auditors' Report

To the Shareholders and Board of Trustees of Hewitt Series Trust:

     We have audited the accompanying statements of assets and liabilities of Hewitt Money Market Fund and Hewitt Institutional Money Market Fund (formerly, Hewitt Money Market Fund), (the funds comprising Hewitt Series Trust), as of December 31, 2000, and the related statements of operations, changes in net assets and financial highlights for the period from December 4, 2000 (commencement of operations) to December 31, 2000 for the Hewitt Money Market Fund and the statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended, the ten-month period ended December 31, 1999 and the period from October 1, 1998 (commencement of operations) to February 28, 1999 for the Hewitt Institutional Money Market Fund. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hewitt Money Market Fund and Hewitt Institutional Money Market Fund as of December 31, 2000, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP

San Francisco, California
February 9, 2001

                         MONEY MARKET MASTER PORTFOLIO
                               December 31, 2000

                            Schedule of Investments

Security                                            Face Amount        Value
--------                                            -----------    ------------
ASSET BACKED SECURITIES--0.64%
AmeriCredit Corp
  6.89%, 06/05/01                                  $  1,524,418    $   1,524,418
Associates Automobile 2000-1 "A-1"
  6.85%, 06/15/01                                     1,775,896        1,775,896
                                                                      ----------
TOTAL ASSET BACKED SECURITIES
  (Cost: $3,300,314)                                                   3,300,314
                                                                      ----------
CERTIFICATES OF DEPOSIT--4.58%
Banque National de Paris
  6.99%, 05/02/01                                     3,500,000        3,499,889
Bayerische Hypo-Und Vereinsbank AG
  7.00%, 05/02/01                                     3,500,000        3,499,778
Deutsche Bank AG
  6.66%, 03/08/01                                     5,000,000        4,999,645
  6.70%, 03/14/01                                     6,500,000        6,499,375
Societe Generale
  6.90%, 03/29/01                                     5,000,000        4,999,538
                                                                      ----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost: $23,498,225)                                                 23,498,225
                                                                      ----------
COMMERCIAL PAPER--54.29%
Alpine Securitization Corp
  6.62%, 01/19/01                                     5,000,000        4,981,610
Amstel Funding Corp
  6.34%, 03/23/01                                     1,475,000        1,453,440
  6.51%, 03/29/01                                    10,000,000        9,838,935
  6.61%, 02/08/01                                     5,000,000        4,963,278
  6.65%, 02/07/01                                     5,000,000        4,963,939
British Telecommunications PLC
  6.57%, 02/12/01                                     5,000,000        4,959,850
Corporate Asset Funding Co
  6.56%, 01/22/01                                     7,000,000        6,970,663
Countrywide Home Loans Inc.
  6.59%, 01/05/01                                  $ 15,000,000    $  14,983,525
Dorada Finance Inc.
  6.50%, 03/12/01                                    10,000,000        9,870,000
Edison Asset Securitization
  6.60%, 01/22/01                                    10,000,000        9,957,833
Enterprise Funding Corp.
  6.53%, 02/02/01                                     1,025,000        1,018,679
Falcon Asset Securitization Corp.
  6.60%, 01/19/01                                     5,000,000        4,981,667
  6.61%, 01/24/01                                    10,000,000        9,954,097
Forrestal Funding Corp.
  6.53%, 02/27/01                                     3,000,000        2,967,919
  6.53%, 02/23/01                                     5,000,000        4,950,118
  6.54%, 02/26/01                                    10,000,000        9,894,633
General Electric Capital Corp.
  6.56%, 01/29/01                                     5,000,000        4,972,667
General Electric Financial Assurance
  Holding
  6.55%, 01/02/01                                    13,422,000       13,414,674
Intrepid Funding
  6.52%, 03/13/01                                     4,862,000        4,797,719
Invensys PLC
  6.55%, 01/30/01                                     5,000,000        4,971,798
Jupiter Securitization Corp.
  6.59%, 02/12/01                                     5,452,000        5,408,087
  6.63%, 01/18/01                                    10,000,000        9,965,008
  6.66%, 01/22/01                                    10,000,000        9,957,450
K2 USA LLC
  6.50%, 03/07/01                                     5,000,000        4,939,514
Lexington Parker Capital Corp.
  6.52%, 03/01/01                                     5,000,000        4,944,762
Liberty Street Funding Corp.
  6.51%, 02/16/01                                    10,000,000        9,913,200
  6.56%, 01/18/01                                     5,000,000        4,982,689

                         MONEY MARKET MASTER PORTFOLIO
                               December 31, 2000

                       Schedule Of Investments--Continued

Security                                            Face Amount        Value
--------                                            -----------     ------------

Moat Funding LLC
  6.53%, 03/27/01                                  $  5,000,000     $  4,921,156
  6.55%, 02/27/01                                     3,240,000        3,205,219
  6.55%, 01/29/01                                     5,000,000        4,972,708
  6.56%, 01/25/01                                     5,000,000        4,976,311
Monte Rosa Capital Corp.
  6.50%, 02/06/01                                     5,442,000        5,404,662
Morgan Stanley Dean Witter & Co.
  6.65%, 01/12/01                                    10,000,000        9,975,986
Receivables Capital Corp.
  6.60%, 01/23/01                                     5,000,000        4,978,000
Sigma Finance Inc.
  6.48%, 05/01/01                                     5,000,000        4,890,200
Silver Tower US Funding LLC
  6.53%, 03/27/01                                     2,000,000        1,968,463
  6.54%, 02/07/01                                     3,500,000        3,475,202
  6.56%, 02/27/01                                     7,660,000        7,577,646
Special Purpose Accounts Receivable
  Corp
  6.52%, 03/06/01                                    10,000,000        9,880,467
Thames Asset Global Securitization Inc.
  6.56%, 02/05/01                                    16,416,000       16,305,320
  6.58%, 02/05/01                                     2,637,000        2,619,166
Three Rivers Funding Corp.
  6.63%, 01/17/01                                     8,596,000        8,567,504
                                                                    ------------
TOTAL COMMERCIAL PAPER
  (Cost: $278,695,764)                                               278,695,764
                                                                    ------------
TIME DEPOSITS--3.51%
Societe Generale
  6.63%, 01/02/01                                    18,000,000       18,000,000
                                                                    ------------
TOTAL TIME DEPOSITS
  (Cost: $18,000,000)                                                 18,000,000
                                                                    ------------

Security                                            Face Amount        Value
--------                                            -----------     ------------

VARIABLE & FLOATING RATE NOTES--30.74%
Associates Corp. of North America
  6.58%, 06/15/04                                    $15,000,000    $ 14,996,866
Associates Manufactured Housing
  Certificates
  6.85%, 07/15/30                                      4,267,481       4,267,481
AT&T Corp.
  6.82%, 07/13/01                                     15,000,000      15,000,000
Bank of America NA
  6.65%, 04/27/01                                      5,000,000       5,000,000
Bank One Corp.
  6.95%, 08/09/01                                     10,000,000      10,011,189
Bayerische Landesbank
  6.57%, 02/28/01                                      5,000,000       4,999,600
  6.61%, 09/19/01                                      2,500,000       2,498,757
CIT Equipment Collateral
  6.68%, 03/20/01                                     10,000,000      10,000,000
CIT Group Holdings Inc.
  6.60%, 02/14/01                                      3,000,000       2,999,185
  6.97%, 07/09/01                                      2,500,000       2,498,715
Comerica Bank
  6.85%, 05/16/01                                      9,970,000       9,973,866
FBNA US Bank
  6.68%, 07/23/01                                     10,000,000      10,000,000
First Union Corp.
  6.90%, 10/30/01                                      8,000,000       8,006,988
First Union National Bank
  6.64%, 05/29/01                                      5,000,000       5,000,000
Ford Motor Credit Co.
  6.97%, 07/16/01                                     10,000,000      10,007,683
General Motors Acceptance Corp.
  6.95%, 08/06/01                                      7,500,000       7,508,618
Lexington Parker Capital Corp.
  6.66%, 01/25/01                                     10,000,000       9,999,929
Monet Trust "A2"
  6.53%, 09/27/01                                     15,000,000      15,000,000

                         MONEY MARKET MASTER PORTFOLIO
                               December 31, 2000

                      Schedule of Investments--Continued

Security                                  Face Amount      Value
--------                                  -----------  ------------
SMM Trust 2000-E
  6.73%, 03/14/01                         $ 5,000,000  $  5,000,000
Special Purpose
  Accounts Receivable
  Corp
  6.65%, 01/05/01                           5,000,000     5,000,000
                                                        -----------
TOTAL VARIABLE & FLOATING
  RATE NOTES
  (Cost: $157,768,877)                                  157,768,877
                                                        -----------
REPURCHASE AGREEMENTS--5.81%
Goldman Sachs Tri
  Party Repurchase
  Agreement, dated
  12/29/00, due
  01/02/01, with a
  maturity value of
  $14,847,551 and an
  effective yield of
  6.40%                                    14,837,000    14,837,000
Investors Bank & Trust
  Tri Party Repurchase
  Agreement, dated
  12/29/00, due
  01/02/01, with a
  maturity value of
  $632 and an effective
  yield of 5.73%                                  632           632
Merrill Lynch Tri Party
  Repurchase
  Agreement, dated
  12/29/00, due
  01/02/01, with a
  maturity value of
  $15,010,833 and
  an effective yield of
  6.50%.                                  $15,000,000    15,000,000
                                                       ------------
TOTAL REPURCHASE
  AGREEMENTS
  (Cost: $29,837,632)                                    29,837,632
                                                       ------------
TOTAL INVESTMENTS IN
  SECURITIES--99.57%
  (Cost: $511,100,812)                                  511,100,812
                                                       ------------
Other Assets, Less Liabilities--0.43%                     2,196,373
                                                       ------------
NET ASSETS--100.00%                                    $513,297,185
                                                       ============


  The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

ASSETS
Investments at amortized cost (Cost: $511,100,812) (Note 1).......  $511,100,812
Receivables:
    Interest......................................................     2,331,967
                                                                    ------------
Total Assets......................................................   513,432,779
                                                                    ------------

LIABILITIES
Payables:
    Due to BGFA (Note 2)..........................................       135,594
                                                                     -----------
Total Liabilities.................................................       135,594
                                                                     -----------
NET ASSETS........................................................  $513,297,185
                                                                     ===========


  The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2000


NET INVESTMENT INCOME
    Interest.................................................  $27,010,567
                                                                ----------
Total Investment Income......................................   27,010,567
                                                                ----------
EXPENSES (Note 2)
    Advisory fees............................................      411,596
                                                                ----------
Total Expenses...............................................      411,596
                                                                ----------
NET INVESTMENT INCOME........................................   26,598,971
                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on sale of investments.................           22
                                                                ----------
Net gain on investments......................................           22
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................................  $26,598,993
                                                                ==========

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                       For the Year         For the Period        For the Period
                                           Ended                Ended                  Ended
                                     December 31, 2000    December 31, 1999*    February 28, 1999**
                                     -----------------    ------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income..........   $    26,598,971           $   9,767,206          $  5,411,548
    Net realized gain..............                22                   4,552                    --
                                      ---------------           -------------          ------------
Net increase in net assets
  resulting from operations........        26,598,993               9,771,758             5,411,548
                                      ---------------           -------------          ------------
Interestholder transactions:
    Contributions..................     1,633,105,244             343,767,992           257,234,773
    Withdrawals....................    (1,391,880,314)           (370,712,809)                   --
                                      ---------------           -------------          ------------
Net increase (decrease) in net
  assets resulting from
  interestholder transactions......       241,224,930             (26,944,817)          257,234,773
                                      ---------------           -------------          ------------
Increase (decrease) in Net
  Assets...........................       267,823,923             (17,173,059)          262,646,321

NET ASSETS:
Beginning of period................       245,473,262             262,646,321                    --
                                      ---------------           -------------          ------------
End of period......................   $   513,297,185           $ 245,473,262          $262,646,321
                                      ===============           =============          ============

---------
  * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
 ** For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET MASTER PORTFOLIO

                        NOTES TO THE FINANCIAL STATEMENTS

1.  Significant Accounting Policies

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

    The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Security Transactions and Income Recognition

    Security transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is accrued on a daily basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. The Master Portfolio amortizes premium and accretes discount on a straight-line basis to maturity.

Federal Income Taxes

    MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company

                         MONEY MARKET MASTER PORTFOLIO
                  NOTES TO THE FINANCIAL STATEMENTS--Continued

meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

Repurchase Agreements

    Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

    The repurchase agreements entered into on December 29, 2000 by the Master Portfolio were fully collateralized by U.S. Government obligations as follows:

                                                    U.S. Government Obligations
                                     ---------------------------------------------------------
                                                                              Aggregate Market
Repurchase AgreemenT                 Interest Rate(s)    Maturity Date(s)          Value
--------------------                 ----------------  ---------------------  ----------------
Goldman Sachs Tri Party                5.50 - 9.50%     10/01/01 - 12/01/30     $15,133,740
Investors Bank & Trust Tri Party         6.38                08/15/02                10,406
Merrill Lynch Tri Party                5.50 - 8.55      01/01/04 - 08/01/38      15,302,831

2.  Agreements and Other Transactions with Affiliates

    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

                         MONEY MARKET MASTER PORTFOLIO
                  NOTES TO THE FINANCIAL STATEMENTS--Continued

3.  Investment Portfolio Transactions

    As of December 31, 2000, the Master Portfolio's cost for income tax purposes is the same as for financial statement purposes.

4.  Financial Highlights

    The ratios of expenses to average net assets, net investment income to average net assets and total returns for the Master Portfolio were as follows:

                                                                           For the       For the       For the
                                                                          Year Ended   Period Ended  Period Ended
                                                                         December 31,  December 31,  February 28,
                                                                             2000         1999*         1999++
                                                                         ------------  ------------  ------------
    Ratio of expenses to average net assets+.........................      0.10%         0.10%         0.10%
    Ratio of net investment income to average net assets+............      6.43%         5.23%         5.17%
    Total return.....................................................      6.52%         4.44%**       2.61%**

---------
  * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

 **  Not annualized.

  + Annualized for periods of less than one year.

 ++ For the period from September 1, 1998 (commencement of operations) to February 28, 999.

5.  Change in Accounting Policy

    In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

Independent Auditors' Report


To the Interestholders and Board of Trustees of Master Investment Portfolio:

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended, the ten-month period ended December 31, 1999 and for the period from September 1, 1999 (commencement of operations) to February 28, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP
San Francisco, California
February 9, 2001

                               TABLE OF CONTENTS

                                                                       Page
                                                                       ----
                              HEWITT SERIES TRUST

Manager's Discussion and Analysis.....................................   1

Statements of Assets and Liabilities..................................   2

Statements of Operations..............................................   3

Statements of Changes in Net Assets...................................   4

Financial Highlights..................................................   5

Notes to Financial Statements.........................................   7

Independent Auditors' Report..........................................  11

                          MASTER INVESTMENT PORTFOLIO

Schedule of Investments...............................................  12

Statement of Assets and Liabilities...................................  15

Statement of Operations...............................................  16

Statements of Changes in Net Assets...................................  17

Notes to the Financial Statements.....................................  18

Independent Auditors' Report..........................................  21


                            [PICTURE APPEARS HERE]


                               Hewitt Series Trust

                            Hewitt Money Market Fund

                              Hewitt Institutional

                                Money Market Fund

                                  Annual Report

                                December 31, 2000